Prepaid Shared-Based Payment (Tables)	12 Months Ended
Jun. 30, 2026
Prepaid Shared-Based Payment [Abstract]
Schedule of Prepaid Shared-Based Payment

Prepaid shared-based payment consisted of the following:

	As of June 30,
	2026	2025
Prepaid shared-based payment	$16,257,220	$-
Total	$16,257,220	$-
Including:
Prepaid shared-based payment, current	$4,021,920	$-
Prepaid shared-based payment, non-current	$12,235,300	$-

Schedule of Prepaid Shared-Based Payment Expected to be Recognized

As of June 30, 2026, prepaid shared-based payment is expected to be recognized as follows:

Unrecognized Compensation Cost
USD
2027	$4,021,920
2028	$4,021,920
2029	$4,021,920
2030	$4,191,460
Total	16,257,220